CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income Statement [Abstract]
Revenues					$ 1,153,622	$ 1,264,536	$ 1,297,358	$ 1,198,705	$ 4,607,521	$ 4,914,221	$ 4,549,773
Purchased transportation costs					747,101	821,161	853,962	788,128	3,020,988	3,210,352	2,994,302
Staff costs									894,503	938,592	849,995
Depreciation									48,917	48,018	46,008
Amortization of intangible assets									12,262	15,761	14,718
Severance and other									18,039	15,132
Goodwill impairment									93,008
Intangible assets impairment									1,643	5,178
Other operating expenses									546,456	552,518	522,034
Operating (loss)/income	(107,545)	22,680	33,030	23,540	21,855	48,281	39,741	18,793	(28,295)	128,670	122,716
Interest income									17,071	18,122	14,448
Interest expense									(30,486)	(31,908)	(30,557)
Other (expense)/income, net									(439)	(236)	1,245
Pretax (loss)/income									(42,149)	114,648	107,852
Provision for income taxes	27,992	7,378	10,047	6,474	6,185	13,971	11,259	4,235	51,891	35,650	33,229
Net (loss)/income									(94,040)	78,998	74,623
Net income attributable to non-controlling interests									6,466	6,465	4,720
Net (loss)/income attributable to UTi Worldwide Inc.	$ (142,823)	$ 10,548	$ 18,883	$ 12,886	$ 12,381	$ 28,536	$ 22,873	$ 8,743	$ (100,506)	$ 72,533	$ 69,903
Basic (loss)/earnings per common share attributable to UTi Worldwide Inc. common shareholders	$ (1.38)	$ 0.10	$ 0.18	$ 0.13	$ 0.12	$ 0.28	$ 0.22	$ 0.09	$ (0.97)	$ 0.71	$ 0.70
Diluted (loss)/earnings per common share attributable to UTi Worldwide Inc. common shareholders	$ (1.38)	$ 0.10	$ 0.18	$ 0.12	$ 0.12	$ 0.28	$ 0.22	$ 0.08	$ (0.97)	$ 0.70	$ 0.68
Cash dividends declared per common share									$ 0.06	$ 0.06	$ 0.06
Number of weighted average common shares outstanding used for per share calculations
Basic shares									103,544,171	102,586,527	100,577,194
Diluted shares									103,544,171	103,446,381	102,222,037